Expense Example - Class K - BlackRock LifePath Dynamic Retirement Fund - Class K Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	$ 731